Investment Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Fair value of disposed equity securities	$ 181	$ 38	$ 342
Cumulative after-tax loss on equity securities designated at FVOCI	39	8	(20)
Dividend income	$ 26	$ 16	$ 17